Retirement plans (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Schedule of net defined benefit liability (asset)	Information concerning the Company’s defined benefit pension plans, in aggregate, is as follows:

As at	Dec 31 2025	Dec 31 2024
Accrued benefit obligations:
Balance, beginning of year	$40,047	$55,181
Current service cost	1,259	3,395
Past service cost	—	—
Interest cost on accrued benefit obligations	2,095	2,436
Benefit payments	(5,699)	(3,657)
Settlements	—	(12,246)
Actuarial (gain) loss	3,190	(206)
Foreign exchange (gain) loss	2,849	(4,856)
Balance, end of year	43,741	40,047
Fair values of plan assets:
Balance, beginning of year	23,249	38,208
Interest income on assets	1,072	1,680
Contributions	4,715	2,536
Benefit payments	(5,699)	(3,657)
Settlements	(574)	(13,305)
Return on plan assets	(374)	45
Foreign exchange gain (loss)	1,399	(2,258)
Balance, end of year	23,788	23,249
Unfunded status	19,953	16,798
Minimum funding requirement	—	—
Defined benefit obligation, net	$19,953	$16,798

Schedule of fair value of plan assets
The asset allocation for the defined benefit pension plan assets as at December 31, 2025 and 2024 is as follows:

As at	Dec 31 2025	Dec 31 2024
Equity securities	24%	23%
Debt securities	16%	14%
Cash and other short-term securities	60%	63%
Total	100%	100%